FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: September 30, 2007

                Check here if Amendment [ ]; Amendment Number: __

                        This Amendment (Check only one):
                              [ ] is a restatement
                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Indian Creek Asset Management LLC
Address:        429 Lenox Avenue, Suite 5W05
                Miami Beach, Florida 33139

13F File Number:  028-12137

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles R. Holzer
Title:  Managing Director
Phone:  (212) 957-1000

Signature, Place, and Date of Signing:

/s/ Charles R. Holzer
------------------------------------------
(Signature)

New York, New York
------------------------------------------
(City, State)

November 12, 2007
------------------------------------------
(Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

                              FORM 13F Summary Page

                                 Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: $305,919 (thousands)

List of Other Included Managers:

         None

QTR ENDED: 9/30/07
                                    FORM 13F
                                                     (SEC USE ONLY)
                Name of Reporting Manager:  Indian Creek Asset Management LLC
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         Item 1:                  Item 2 :    Item 3:     Item 4:             Item 5:       Item: 6    Item 7:         Item 8:
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     Name of Issuer              Title of      Cusip   Market Value  Share/Prn Share/ Put/  Investment Other       Voting Authority
                                   Class              (USD)(X $1,000)  Amount   Prn   Call  Discretion Managers
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Sole   Shared     None
AES CORP. CMN                       COM        00130H105  25,444    1,269,637  SH            Sole          1,269,637
AES CORP. CMN                       COM        00130H105     567        3,599  SH   CALL     Sole              3,599
AES CORP. CMN                       COM        00130H105     700        1,360  SH   CALL     Sole              1,360
AES CORP. CMN                       COM        00130H105     544        1,600  SH   CALL     Sole              1,600
ALPHARMA INC CMN CLASS A            COM        020813101  16,019      749,940  SH            Sole            749,940
AMGEN INC. CMN                      COM        031162100  26,108      461,516  SH            Sole            461,516
BEBE STORES INC CMN                 COM        075571109   8,202      560,613  SH            Sole            560,613
BROCADE COMMUNICATIONS SYSTEMS*,
 INC. CMN                           COM        111621306  15,128    1,767,240  SH            Sole          1,767,240
CHICOS FAS INC CMN                  COM        168615102   9,390      668,300  SH            Sole            668,300
CIRCUIT CITY STORES, INC. CMN       COM        172737108     601       76,012  SH            Sole             76,012
COGENT, INC. CMN                    COM        19239Y108  17,647    1,125,469  SH            Sole          1,125,469
DOLLAR FINANCIAL CORP. CMN          COM        256664103   3,506      122,900  SH            Sole            122,900
GEORGIA GULF CORP NEW CMN           COM        373200203   8,071      580,628  SH            Sole            580,628
GEORGIA GULF CORP NEW CMN           COM        373200203   1,255        6,049  SH   CALL     Sole              6,049
GEORGIA GULF CORP NEW CMN           COM        373200203   1,904       13,131  SH   CALL     Sole             13,131
GEORGIA GULF CORP NEW CMN           COM        373200203     119        3,000  SH   PUT      Sole              3,000
GEORGIA GULF CORP NEW CMN           COM        373200203     195        4,876  SH   PUT      Sole              4,876
GEORGIA GULF CORP NEW CMN           COM        373200203      22          211  SH   PUT      Sole                211
LENNAR CORPORATION CMN CLASS A      COM        526057104  21,153      933,900  SH            Sole            933,900
LEXMARK INTERNATIONAL INC. CMN
 CLASS A                            COM        529771107  18,161      437,300  SH            Sole            437,300
MIRANT CORPORATION CMN              COM        60467R100  19,810      486,979  SH            Sole            486,979
MIRANT CORPORATION CMN              COM        60467R100   5,296        5,695  SH   CALL     Sole              5,695
PALM INC CMN                        COM        696643105  18,926    1,163,274  SH            Sole          1,163,274
PALM INC CMN                        COM        696643105   3,386        8,259  SH   CALL     Sole              8,259
PIONEER DRILLING CO. CMN            COM        723655106  24,163    1,983,810  SH            Sole          1,983,810
PLEXUS CORP CMN                     COM        729132100  19,539      713,105  SH            Sole            713,105
REALNETWORKS, INC. COMMON STOCK     COM        75605L104   8,394    1,238,000  SH            Sole          1,238,000
STANDARD & POORS DEP RCPTS SPDR     UNIT SER 1 78462F103   2,058          432  SH   PUT      Sole                432
STANDARD & POORS DEP RCPTS SPDR     UNIT SER 1 78462F103   1,330          875  SH   PUT      Sole                875
TASER INTERNATIONAL, INC. CMN       COM        87651B104  12,824      817,341  SH            Sole            817,341
TENNECO INC CMN                     COM        880349105   4,032      130,022  SH            Sole            130,022
TUESDAY MORNING CORP CMN            COM        899035505   1,883      209,451  SH            Sole            209,451
WABTEC CORP CMN                     COM        929740108   9,542      254,728  SH            Sole            254,728

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